Concentrations and Credit Risk (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Concentrations and Credit Risk [Line Items]
Percentage of revenue	10.00%	10.00%
Percentage of accounts payable	10.00%	10.00%
Percentage of accounts payable	10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentrations and Credit Risk [Line Items]
Concentration risk percentage	15.00%	21.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentrations and Credit Risk [Line Items]
Concentration risk percentage		20.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentrations and Credit Risk [Line Items]
Concentration risk percentage		16.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentrations and Credit Risk [Line Items]
Concentration risk percentage	66.00%	54.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentrations and Credit Risk [Line Items]
Concentration risk percentage		13.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentrations and Credit Risk [Line Items]
Concentration risk percentage		13.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentrations and Credit Risk [Line Items]
Concentration risk percentage		13.00%
Supplier One [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentrations and Credit Risk [Line Items]
Concentration risk percentage	14.00%	24.00%
Supplier Two [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentrations and Credit Risk [Line Items]
Concentration risk percentage		17.00%
Supplier Three [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentrations and Credit Risk [Line Items]
Concentration risk percentage		14.00%
Supplier Four [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentrations and Credit Risk [Line Items]
Concentration risk percentage		13.00%